TRADE AND OTHER RECEIVABLES (Schedule of Future Minimum Finance Lease Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Gross investment	$ 1,328	$ 1,505
Unearned income	644	670
Finance lease receivable	684	835
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross investment	523	617
Unearned income	242	258
Finance lease receivable	281	359
Between one and five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross investment	805	888
Unearned income	402	412
Finance lease receivable	$ 403	$ 476